Other disclosures - Disclosure of capital ratio (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Disclosures
Level 1 ordinary eligible capital (EUR million)	€ 74,091	€ 72,402
Level 1 additional eligible capital (EUR million)	8,794	10,050
Level 2 eligible capital (EUR million)	14,965	14,865
Risk-weighted assets (EUR million)	€ 604,777	€ 578,930
Level 1 ordinary capital coefficient (CET 1)	12.25%	12.51%
Level 1 additional capital coefficient (AT1)	1.46%	1.73%
Level 1 capital coefficient (TIER1)	13.71%	14.24%
Level 2 capital coefficient (TIER 2)	2.47%	2.57%
Total capital coefficient	16.18%	16.81%